TAXES - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Retirement benefits	$ 4,671	$ 4,621
Share-based and other compensation	1,132	963
Domestic tax loss/credit carryforwards	1,676	1,055
Deferred income	741	762
Foreign tax loss/credit carryforwards	816	767
Bad debt, inventory and warranty reserves	473	528
Depreciation	270	329
Accruals	624	904
Other	1,503	1,000
Gross deferred tax assets	11,906	10,929
Less: valuation allowance	916	740	$ 646
Net deferred tax assets	10,990	10,189
Deferred Tax Liabilities
Depreciation	856	919
Retirement benefits	406	252
Goodwill and intangible assets	1,800	1,407
Leases	651	916
Software development costs	672	554
Deferred transition costs	351	395
Other	1,455	1,177
Gross deferred tax liabilities	$ 6,191	$ 5,620